Leases - Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities [Abstract]
Year one	$ 478,262	$ 89,451
Year two	239,349
Year three	209,185
Year four	209,185
After Year five	52,296
Total undiscounted lease payments	1,188,277	89,451
Less: imputed interest	(167,765)	(1,312)
Lease liabilities recognized in the Consolidated Balance Sheet	$ 1,020,512	$ 88,139